TAXES PAYABLE (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
TAXES PAYABLE
VAT payable	$ 93,395	¥ 660,278	¥ 1,732,736
Income tax payable	62,241	440,030	440,031
Other taxes payable	1,129	7,980	8,080
Total taxes payable	$ 156,765	¥ 1,108,288	¥ 2,180,847